COMMITMENTS, CONTINGENCIES, AND ENVIRONMENTAL MATTERS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments

In addition to those reported in our 2014 Annual Report on Form 10-K, TEP entered into the following long-term commitments through March 31, 2015:

	2015	2016	2017	2018	2019	Thereafter	Total
	Millions of Dollars
Fuel, Including Transportation	$1	$2	$2	$2	$2	$47	$56
Purchased Power	30	11	—	—	—	—	41

Total Purchase Commitments	$31	$13	$2	$2	$2	$47	$97

At December 31, 2014, TEP had the following firm, non-cancellable, minimum purchase obligations and operating leases.

	2015	2016	2017	2018	2019	Thereafter	Total
	Millions of Dollars
Fuel, Including Transportation	$76	$78	$76	$49	$49	$285	$613
Purchased Power	22	7	—	—	—	—	29
Transmission	6	6	6	6	4	16	44
Renewable Power Purchase Agreements	45	45	45	45	44	565	789
RES Performance-Based Incentives	8	8	8	8	8	76	116
Operating Leases:
Land Easements and Rights-of-Way	2	1	1	1	2	77	84
Operating Leases Other	1	1	1	1	1	5	10

Total Purchase Commitments	$160	$146	$137	$110	$108	$1,024	$1,685

Schedule of Mercury Emission Control Costs

TEP’s share of the estimated costs to comply with the MATS rules includes the following:

Estimated Mercury Emissions Control Costs:	Navajo	Springerville(1)
	Millions of Dollars
Capital Expenditures	$1	$5
Annual O&M Expenses	1	1

(1)	Total capital expenditures and annual O&M expenses represent amounts for Springerville Units 1 & 2, with estimated costs split equally between the two units. In January 2015, TEP completed the purchase of 49.5% of Springerville Unit 1. With the completion of the purchase, Third Party Owners are responsible for 50.5% of environmental costs attributable to Springerville Unit 1. TEP will continue to be responsible for 100% of environmental costs attributable to Springerville Unit 2.

TEP’s share of the estimated costs to comply with the MATS rules includes the following:

Estimated Mercury Emissions Control Costs:	Navajo	Springerville (1)
	Millions of Dollars
Capital Expenditures	$1	$5
Annual O&M Expenses	1	1

(1)	Total capital expenditures and annual O&M expenses represent amounts for both Springerville Units 1 & 2, with estimated costs split equally between the two units. TEP owns 49.5% of Springerville Unit 1 with the close of the lease option purchases in December 2014 and January 2015; Third-Party Owners are responsible for 50.5% of environmental costs attributable to Springerville Unit 1. TEP continues to be responsible for 100% of environmental costs attributable to Springerville Unit 2.

Regional Haze Rules, Schedule of Environmental Loss Contingencies by Site

TEP’s estimated costs involved in meeting these rules are:

Estimated NOx Emissions Control Costs:	Navajo	San Juan(1)	Four Corners(3)	Sundt(4)
	Millions of Dollars
Capital Expenditures	$28	$37	$44	$12
Annual O&M Expenses	1	1	2	5-6

(1)	In August 2014, the EPA published a final Federal Implementation Plan (FIP) wherein: one unit at Navajo will be shut down by 2020; SCR (or the equivalent) will be installed on the remaining two units by 2030; and conventional coal-fired generation will cease by December 2044. The final BART includes options that accommodate potential ownership changes at the plant. The plant has until December 2019 to notify the EPA which option will be implemented. In addition, the installation of SCR technology could increase particulates which may require that baghouses be installed. TEP owns 7.5% of Navajo. TEP’s share of the capital cost of baghouses in addition to the SCR costs reflected in the table above is approximately $28 million with O&M on the baghouses expected to be less than $1 million per year.
(2)	In October 2014, the EPA published a final rule approving a revised State Implementation Plan (SIP) covering BART requirements for San Juan, which includes the closure of Units 2 and 3 by December 2017 and the installation of Selective Non-Catalytic Reduction (SNCR) on Units 1 and 4 by February 2016. TEP owns 50% of Units 1 and 2 at San Juan. TEP expects its share of the cost to install SNCR technology on San Juan Unit 1 to be approximately $12 million. Additionally, the SIP approval references a New Source Review permit issued by the New Mexico Environment Department in November 2013 which, among other things, calls for balanced draft upgrades on San Juan Unit 1 to reduce particulate matter emissions. Public Service Company of New Mexico (PNM), the operator of San Juan, is currently installing SNCR and making the necessary balanced draft modifications to San Juan Unit 1. TEP’s share of the balanced draft upgrades is expected to be approximately $25 million for a total of $37 million in capital expenditures. TEP’s share of incremental annual operating costs for SNCR for San Juan Unit 1 is estimated at $1 million. Prior to the shutdown of any units at San Juan, PNM, the operator, must first obtain New Mexico Public Regulation Commission approval. At March 31, 2015, the net book value of TEP’s share in San Juan Unit 2 was $109 million. TEP submitted a depreciation study in its 2013 Rate Case which identified an excess of required generation depreciation reserves. As stipulated in the 2013 Rate Order, TEP will seek the ACC’s authority to apply any excess generation depreciation reserves to the unrecovered book value of any early retirement of generation assets prior to seeking additional recovery. TEP expects the excess generation depreciation reserves to fully cover the costs associated with early retirement of Unit 2.
(3)	In December 2013, APS, on behalf of the co-owners of Four Corners, notified the EPA that they have chosen an alternative BART compliance strategy; as a result, APS closed Units 1, 2, and 3 in December 2013 and has agreed to the installation of SCR on Units 4 and 5 by July 2018. TEP owns 7% of Four Corners Units 4 and 5.
(4)	In June 2014, the EPA issued a final rule that would require TEP to either (i) install, by mid-2017, SNCR and dry sorbent injection if Sundt Unit 4 continues to use coal as a fuel source, or (ii) permanently eliminate coal as a fuel source as a better-than-BART alternative by the end of 2017. Under the rule, TEP is required to notify the EPA of its decision by March 2017. We expect to make a decision by early 2016 as part of our MATS compliance plan for Sundt. At March 31, 2015, the net book value of the Sundt coal handling facilities was $17 million. If the coal handling facilities are retired early, TEP will request ACC approval to recover all the remaining costs of the coal handling facilities.

The BART provisions of the Regional Haze Rules requiring emission control upgrades do not apply to Springerville Units 1 and 2 since they were constructed in the 1980s which is after the time frame as designated by the rules. Other provisions of the Regional Haze Rules requiring further emission reduction are not likely to impact Springerville operations until after 2018. TEP cannot predict the ultimate outcome of these matters.

TEP’s estimated costs involved in meeting these rules are:

Estimated NOx Emissions Control Costs:	Navajo (1)	San Juan (2)	Four Corners (3)	Sundt (4)
	Millions of Dollars
Capital Expenditures	$28	$37	$35	$12
Annual O&M Expenses	1	1	2	5-6

(1)	In August 2014, the EPA published a final FIP wherein: one unit at Navajo will be shut down by 2020; SCR (or the equivalent) will be installed on the remaining two units by 2030; and conventional coal-fired generation will cease by December 2044. The plant has until December 2019 to notify the EPA which option will be implemented. In addition, the installation of SCR technology could increase particulates which may require that baghouses be installed. TEP owns 7.5% of Navajo. TEP’s share of the capital cost of baghouses in addition to the SCR costs reflected in the table above is approximately $28 million with O&M on the baghouses expected to be less than $1 million per year.
(2)

In October 2014, the EPA published a final rule approving a revised State Implementation Plan (SIP) covering BART requirements for San Juan, which includes the closure of Units 2 and 3 by December 2017 and the installation of selective non-catalytic reduction (SNCR) and Balance Draft technology on Units 1 and 4 by February 2016. Prior to the shutdown of any units at San Juan, Public Service Company of New Mexico (PNM), the operator, must first obtain New Mexico Public Regulation Commission approval. TEP owns 50% of San Juan Unit 2. At December 31, 2014, the net book value of TEP’s share in San Juan Unit 2 was $110 million. TEP submitted a depreciation study in its 2013 Rate Case which identified an excess of required generation depreciation reserves. As stipulated in the 2013 Rate Order, TEP will seek the ACC’s authority to apply any excess generation depreciation reserves to the unrecovered book value of any early retirement of generation assets prior to seeking additional recovery. TEP expects the excess generation depreciation reserves to fully cover the costs associated with early retirement of Unit 2.

(3)	In December 2013, APS, on behalf of the co-owners of Four Corners, notified the EPA that they have chosen an alternative BART compliance strategy; as a result, APS closed Units 1, 2, and 3 in December 2013 and has agreed to the installation of SCR on Units 4 and 5 by July 2018. TEP owns 7% of Four Corners Units 4 and 5.
(4)	In June 2014, the EPA issued a final rule that would require TEP to either (i) install, by mid-2017, SNCR and dry sorbent injection if Sundt Unit 4 continues to use coal as a fuel source, or (ii) permanently eliminate coal as a fuel source as a better-than-BART alternative by the end of 2017. Under the rule, TEP is required to notify the EPA of its decision by March 2017. We expect to make a decision by early 2016 as part of our MATS compliance plan for Sundt. At December 31, 2014, the net book value of the Sundt coal handling facilities was $17 million. If the coal handling facilities are retired early, TEP will request ACC approval to recover all the remaining costs of the coal handling facilities.